Statements of Operations	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 USD ($) shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares
Operating expenses
Formation costs	¥ (58,374)	$ (7,997)
Listing fees	(178,895)	(24,509)
Total operating expenses	(237,269)	(32,506)
Other income/(expense)
Financial cost	(4,431)	(607)
Net loss	¥ (241,700)	(33,113)
Basic and diluted
Basic net income (loss) per ordinary share | (per share)	¥ (2,417)
Diluted net income (loss) per ordinary share | (per share)	¥ (2,417)
Shares used in net earnings per share computation
Weighted average number of share outstanding, basic	100
Weighted average number of share outstanding, diluted	100
Distoken Acquisition Corporation [Member]
Operating expenses
Operating and formation costs | $				$ 1,168,926				$ 2,155
Operating and formation costs		1,775,606	¥ 1,775,606	973,470		¥ 973,470
Chinese VAT and surcharges | $		131,483		195,456
(Loss)/income from operations | $		(1,907,089)		(1,168,926)				(2,155)
Other income/(expense)
Interest earned on investments held in Trust Account		1,956,597	1,956,597	2,908,568		2,908,568
Total other income, net | $		1,956,597		2,908,568
(LOSS)/PROFIT BEFORE TAX		49,508	49,508	1,739,642		1,739,642		(2,155)		¥ (2,155)
Income tax (expenses)/benefits		(12,377)	¥ (12,377)	(434,911)		¥ (434,911)
Net loss | $		$ 37,131		$ 1,304,731				$ (2,155)
Distoken Acquisition Corporation [Member] | Redeemable Ordinary Shares [Member]
Basic and diluted
Basic net income (loss) per ordinary share | ¥ / shares			¥ 0.01			¥ 0.16
Diluted net income (loss) per ordinary share | ¥ / shares			¥ 0.01			¥ 0.16
Shares used in net earnings per share computation
Weighted average number of share outstanding, basic		3,466,972	3,466,972	5,570,867		5,570,867
Weighted average number of share outstanding, diluted		3,466,972	3,466,972	5,570,867		5,570,867
Distoken Acquisition Corporation [Member] | Non-Redeemable Ordinary Shares [Member]
Basic and diluted
Basic net income (loss) per ordinary share | ¥ / shares			¥ 0.01			¥ 0.16				¥ (0.00)
Diluted net income (loss) per ordinary share | ¥ / shares			¥ 0.01			¥ 0.16				¥ (0.00)
Shares used in net earnings per share computation
Weighted average number of share outstanding, basic		2,548,000	2,548,000	2,476,329	[1],[2],[3]	2,476,329	[1],[2],[3]	1,745,000	[1],[2],[3]	1,745,000	[1],[2],[3]
Weighted average number of share outstanding, diluted		2,548,000	2,548,000	2,476,329	[1],[2],[3]	2,476,329	[1],[2],[3]	1,745,000	[1],[2],[3]	1,745,000	[1],[2],[3]
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenue		$ 217,232,000	¥ 1,585,640,000	$ 192,378,000		¥ 1,365,865,000				¥ 724,073,000
Cost of revenue		(185,841,000)	(1,356,511,000)	(164,150,000)		(1,165,446,000)				(596,928,000)
Gross profit		31,391,000	229,129,000	28,228,000		200,419,000				127,145,000
Operating expenses
Selling and distribution expenses		(7,106,000)	(51,867,000)	(12,914,000)		(91,688,000)				(70,073,000)
Administrative expenses		(17,359,000)	(126,705,000)	(16,249,000)		(115,367,000)				(209,868,000)
Research and development expenses		(1,372,000)	(10,017,000)	(1,730,000)		(12,285,000)				(16,695,000)
Total operating expenses		(25,837,000)	(188,589,000)	(30,893,000)		(219,340,000)				(296,636,000)
(Loss)/income from operations		5,554,000	40,540,000	(2,665,000)		(18,921,000)				(169,491,000)
Other income/(expense)
Fair value gains/(losses)		(2,911,000)	(21,248,000)	5,141,000		36,500,000				38,336,000
Other incomes		1,591,000	11,611,000	396,000		2,815,000				28,132,000
Other expenses		(58,000)	(422,000)	(312,000)		(2,220,000)				(3,977,000)
Gain/(loss) on dissolution of subsidiaries and branches		(1,208,000)	(8,820,000)	4,129,000		29,312,000				16,010,000
Financial income/(expenses), net		(540,000)	(3,941,000)	215,000		1,530,000				18,446,000
Loss from disposal of equity investment		(8,085,000)	(59,018,000)
Total other income, net		(11,211,000)	(81,838,000)	9,569,000		67,937,000				96,947,000
(LOSS)/PROFIT BEFORE TAX		(5,657,000)	(41,298,000)	6,904,000		49,016,000				(72,544,000)
Income tax (expenses)/benefits		(1,519,000)	(11,090,000)	4,261,000		30,256,000				(18,551,000)
Net (loss)/profit for the year from continuing operations		(7,176,000)	(52,388,000)	11,165,000		79,272,000				(91,095,000)
Net (loss)/profit from discontinued operations				2,503,000		17,774,000				(6,220,000)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares										(130,011,000)
Net loss attribute to non-controlling interests		(2,000)	(12,000)	(312,000)		(2,217,000)				(3,792,000)
Net loss		$ (7,174,000)	¥ (52,376,000)	$ 13,980,000		¥ 99,263,000				¥ (223,534,000)
Basic and diluted
Continuing operations | (per share)		$ (0.03)	¥ (0.24)	$ 0.05		¥ 0.37				¥ (0.97)
Discontinued operations | (per share)				0.01		0.08				(0.02)
Basic net income (loss) per ordinary share | (per share)		(0.03)	(0.24)	0.06		0.45				(0.99)
Continuing operations | (per share)		(0.03)	(0.24)	0.03		0.24				(0.97)
Discontinued operations | (per share)				0.01		0.05				(0.02)
Diluted net income (loss) per ordinary share | (per share)		$ (0.03)	¥ (0.24)	$ 0.04		¥ 0.29				¥ (0.99)
Shares used in net earnings per share computation
Weighted average number of share outstanding, basic		221,777,718	221,777,718	221,777,718		221,777,718		224,986,014		224,986,014
Weighted average number of share outstanding, diluted		221,777,718	221,777,718	342,756,528		342,756,528		224,986,014		224,986,014
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR		$ (7,176,000)	¥ (52,388,000)	$ 13,668,000		¥ 97,046,000				¥ (97,315,000)
Comprehensive loss attribute to non-controlling interest		(2,000)	(12,000)	(312,000)		(2,217,000)				(3,792,000)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.		$ (7,174,000)	¥ (52,376,000)	$ 13,980,000		¥ 99,263,000				¥ (93,523,000)

[1]	At December 31, 2022, excludes an aggregate of up to 258,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriter (see Note 5).
[2]	On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented (See Note 7).
[3]	On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share dividend (See Note 5).